Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of Loss Per Share

	For the Years Ended December 31,
	2022	2021	2020
Net (loss) for the period attributable to Oculis shareholders - in CHF thousands	(38,698)	(18,552)	(14,873)
Loss per share
Basic and diluted loss for the period attributable to equity holders - in CHF	(12.94)	(6.68)	(5.77)
Weighted-average number of shares used to compute loss per share basic and diluted	2,989,434	2,777,589	2,579,385

Schedule of Potentially Dilutive Securities

Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Share options issued and outstanding	1,542,108	1,127,585	976,220
Restricted stock subject to repurchase	221,204	416,883	179,608
Total	1,763,312	1,544,468	1,155,828